Commitments - Summary of Contractual Commitments (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Contractual commitments disclosure [line items]
Total	R$ 2,562,223	R$ 31,078
Less than one year [member]
Contractual commitments disclosure [line items]
Total	10,206	17,918
Between one and five years [member]
Contractual commitments disclosure [line items]
Total	R$ 2,552,017	R$ 13,160